CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other current liabilities:
Accrued advertising expense	$ 46,788	$ 32,201
Accrued employee compensation and benefits	65,239	47,745
Accrued interest expense	26,922	22,236
Accrued non-income taxes	29,600	18,179
Accrued professional fees	15,616	22,728
Other	47,583	39,161
Accrued expenses and other current liabilities	$ 231,748	$ 182,250